Securities	12 Months Ended
Dec. 31, 2016
Trading Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2016:
U.S. government agencies	$39,000	$—	$(486)	$38,514
State and political subdivisions	1,249	3	—	1,252

	$40,249	$3	$(486)	$39,766

Available-for-sale Securities:
December 31, 2015:
U.S. government agencies	$32,000	$11	$(50)	$31,961
State and political subdivisions	2,637	25	—	2,662

	$34,637	$36	$(50)	$34,623

The amortized cost and fair value of available-for-sale securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized	Fair
	Cost	Value
	(In thousands)

Within one year	$250	$250
One to five years	39,999	39,516

Totals	$40,249	$39,766

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $27.9 million and $22.6 million at December 31, 2016 and 2015, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2016 and 2015, was $38.5 million and $24.0 million, which represented approximately 96.8% and 69.2%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$38,514	$(486)	$—	$—	$38,514	$(486)

Total temporarily impaired securities	$38,514	$(486)	$—	$—	$38,514	$(486)

December 31, 2015
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$23,950	$(50)	$—	$—	$23,950	$(50)

Total temporarily impaired securities	$23,950	$(50)	$—	$—	$23,950	$(50)

U. S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U. S. Government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2016.

For the year ended December 31 2015, proceeds from the sale of investment securities available-for-sale were $355,000, with gross realized gains of $32,000, and gross realized losses of zero. The gain is included in realized gains on sales of available-for-sale securities, net in the noninterest income section of the statement of income.